Research and development expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Research and development expenses
Labor	$ 4,092,829	$ 883,029	$ 5,704,755	$ 1,800,974
Materials	311,991	499,428	651,750	720,264
Research and development expenses	$ 4,404,820	$ 1,382,457	$ 6,356,505	$ 2,521,238